Intangible assets and goodwill (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Additions	$ 16	$ 17,770
Acquisitions through business combinations	0	$ 17,664
Disposal of intangible assets	$ 0		$ 0
Useful life measured as period of time, intangible assets other than goodwill			4 years	4 years
Cost
Intangible assets
Additions			$ 64	$ 338
Acquisitions through business combinations			17,664	52
Computer software | Cost
Intangible assets
Additions			17	4
Acquisitions through business combinations			26
Licenses [Member] | Cost
Intangible assets
Additions			47	334
Acquisitions through business combinations			$ 17,638	$ 52
Intangible assets other than goodwill acquired in business combinations during 2022
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill		4 years